Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 13, 2013
Registrant Name	DWS SECURITIES TRUST
Central Index Key	0000088048
Amendment Flag	false
Document Creation Date	May 13, 2013
Document Effective Date	May 13, 2013
Prospectus Date	Oct 1, 2012

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Commodity Strategy Fund

The “Non-diversification risk” information contained under the ”MAIN RISKS” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus is hereby removed.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Supplement [Text Block]	dst1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Commodity Strategy Fund

The “Non-diversification risk” information contained under the ”MAIN RISKS” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus is hereby removed.

DWS Enhanced Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Commodity Strategy Fund

The “Non-diversification risk” information contained under the ”MAIN RISKS” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus is hereby removed.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Document Creation Date	dei_DocumentCreationDate	May 13, 2013